Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Other Components of Equity [Member] Equity Component of Convertible Notes [Member]	Other Components of Equity [Member] Fair Value Reserves [Member]	Other Components of Equity [Member] Share Based Payment Reserve [Member]	Other Components of Equity [Member] Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]	Total [Member]	Non-Controlling Interests [Member]
Adjustment on initial application of IFRS 9 (net of tax)					$ (2,090)			$ (2,090)
Adjusted balance as at April 1, 2018	$ 1,558,932	$ 52	$ 1,960,691		1,142	$ 78,804	$ 31,705	(513,760)	$ 1,558,634	$ 298
Beginning balance at Mar. 31, 2018	1,558,932	52	1,960,691		3,232	78,804	31,705	(515,850)	1,558,634	298
Total comprehensive income (loss) for the year
Profit (loss) for the year	(167,883)							(167,759)	(167,759)	(124)
Other comprehensive income (loss)
Foreign currency translation differences	(72,919)						(72,907)		(72,907)	(12)
Equity instruments at FVOCI - net change in fair value	(508)				(508)				(508)
Remeasurement of defined benefit liability	(585)							(585)	(585)
Other comprehensive income (loss) for the year, net of tax	(74,012)				(508)		(72,907)	(585)	(74,000)	(12)
Total comprehensive loss for the year	(241,895)				(508)		(72,907)	(168,344)	(241,759)	(136)
Contributions by owners
Share-based payment	40,033					40,002			40,002	31
Issue of ordinary shares on exercise of share based awards	298		16,627			(16,329)			298
Transfer to accumulated deficit on expiry of share based awards						(50)		50
Total contributions by owners	40,331		16,627			23,623		50	40,300	31
Ending balance at Mar. 31, 2019	1,357,368	52	1,977,318		634	102,427	(41,202)	(682,054)	1,357,175	193
Total comprehensive income (loss) for the year
Profit (loss) for the year	(447,517)							(447,781)	(447,781)	264
Other comprehensive income (loss)
Foreign currency translation differences	(73,252)						(72,964)		(72,964)	(288)
Equity instruments at FVOCI - net change in fair value	(1,979)				(1,979)				(1,979)
Remeasurement of defined benefit liability	(346)							(324)	(324)	(22)
Other comprehensive income (loss) for the year, net of tax	(75,577)				(1,979)		(72,964)	(324)	(75,267)	(310)
Total comprehensive loss for the year	(523,094)				(1,979)		(72,964)	(448,105)	(523,048)	(46)
Contributions by owners
Share-based payment	41,648					41,648			41,648
Issue of ordinary shares on exercise of share based awards			8,237			(8,237)
Transfer to accumulated deficit on expiry of share based awards						(100)		290	190	(190)
Total contributions by owners	41,648		8,237			33,311		290	41,838	(190)
Changes in ownership interests in subsidiaries that do not result in a loss of control
Financial liability for acquisition of non-controlling interest	(14,550)							(14,550)	(14,550)
Acquisition of non-controlling interest	(3,178)							(3,178)	(3,178)
Acquisition of subsidiary with non-controlling interest	4,098									4,098
Total changes in ownership interest in subsidiaries	(13,630)							(17,728)	(17,728)	4,098
Total transactions with owners	28,018		8,237			33,311		(17,438)	24,110	3,908
Ending balance at Mar. 31, 2020	862,292	52	1,985,555		(1,345)	135,738	(114,166)	(1,147,597)	858,237	4,055
Total comprehensive income (loss) for the year
Profit (loss) for the year	(56,042)							(55,639)	(55,639)	(403)
Other comprehensive income (loss)
Foreign currency translation differences	13,497						13,500		13,500	(3)
Equity instruments at FVOCI - net change in fair value	1,825				1,825				1,825
Remeasurement of defined benefit liability	(199)							(217)	(217)	18
Other comprehensive income (loss) for the year, net of tax	15,123				1,825		13,500	(217)	15,108	15
Total comprehensive loss for the year	(40,919)				1,825		13,500	(55,856)	(40,531)	(388)
Contributions by owners
Share-based payment	38,399					38,399			38,399
Issue of ordinary shares on exercise of share based awards	293	1	35,642			(35,350)			293
Transfer to accumulated deficit on expiry of share based awards						(119)		119
Issue of convertible notes (net of tax and issue expenses)	31,122			$ 31,122					31,122
Total contributions by owners	69,814	1	35,642	31,122		2,930		119	69,814
Ending balance at Mar. 31, 2021	$ 891,187	$ 53	$ 2,021,197	$ 31,122	$ 480	$ 138,668	$ (100,666)	$ (1,203,334)	$ 887,520	$ 3,667